UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Municipal Value Fund (NJV)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 104.3% (100.0% of Total Investments)

	MUNICIPAL BONDS – 101.9% (97.7% of Total Investments)

	Consumer Staples – 3.1% (2.9% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B–	$ 112,064
870	5.000%, 6/01/41	6/17 at 100.00	B–	656,598
1,020	Total Consumer Staples			768,662
	Education and Civic Organizations – 13.4% (12.8% of Total Investments)
110	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A	122,759
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
40	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Projects,	7/25 at 100.00	AA	38,270
	Series 2015A, 3.375%, 7/01/36 – AGM Insured
115	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	138,552
	Series 2015, 5.000%, 3/01/25
45	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	64,431
	Bonds, Tender Option Bond Trust 3359, 18.253%, 12/15/36 (IF) (4)
900	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	9/19 at 100.00	A2	1,019,250
	2009A, 5.500%, 9/01/36
155	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	170,782
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
50	5.000%, 7/01/32	7/21 at 100.00	BBB	53,507
30	5.000%, 7/01/37	7/21 at 100.00	BBB	31,973
75	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	82,610
	2013D, 5.000%, 7/01/38
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,103,688
	5.625%, 6/01/30
30	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	32,261
	5.000%, 12/01/30
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	107,630
	5.750%, 12/01/39 (Alternative Minimum Tax)
195	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A,	12/24 at 100.00	AA	194,000
	4.000%, 12/01/30 (Alternative Minimum Tax)
100	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	12/22 at 100.00	AA	107,648
	Bond Trust 2015-XF0151, 11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)
60	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.173%,	No Opt. Call	AA–	87,719
	5/01/21 (IF) (4)
3,005	Total Education and Civic Organizations			3,355,080
	Health Care – 20.3% (19.5% of Total Investments)
105	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	No Opt. Call	BBB+	118,241
	Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/25
100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	113,202
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
105	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	113,174
	5.750%, 11/15/37
5	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	5,478
	Series 2008A, 5.125%, 7/01/22
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	2,210,680
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB) (4)
100	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades	7/23 at 100.00	BBB	108,938
	Medical Center Obligated Group Issue, Series 2013, 5.250%, 7/01/31
215	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	231,233
	Refunding Series 2014A, 5.000%, 7/01/44
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/24 at 100.00	A	97,022
	Center, Refunding Series 2014A, 4.000%, 7/01/45
20	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	No Opt. Call	A+	23,491
	Obligated Group, Refunding Series 2011, 5.000%, 7/01/21
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	105,974
	2007, 5.000%, 7/01/38 – AGC Insured
130	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/24 at 100.00	A	142,474
	University Hospital Issue, Series 2014A, 5.000%, 7/01/39
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	114,353
	University Hospital, Series 2013A, 5.500%, 7/01/43
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	78,421
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	797,273
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A–	97,917
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	720,926
	System, Refunding Series 2006, 5.000%, 7/01/36
4,705	Total Health Care			5,078,797
	Housing/Multifamily – 6.6% (6.4% of Total Investments)
100	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan	1/25 at 100.00	BBB–	104,360
	Properties LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
155	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC –	7/25 at 100.00	BBB–	152,804
	New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	111,568
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	55,435
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A,	11/19 at 100.00	AA–	1,047,478
	4.950%, 5/01/41
60	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	59,270
	4.000%, 11/01/45
130	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	130,215
	1.000%, 11/01/17
1,595	Total Housing/Multifamily			1,661,130
	Housing/Single Family – 1.3% (1.2% of Total Investments)
305	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa2	313,226
	Series 2011A, 4.500%, 10/01/29
	Long-Term Care – 1.5% (1.4% of Total Investments)
160	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	164,552
	Evergreens Project, Series 2007, 5.625%, 1/01/38
15	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	15,615
	Series 2014, 5.250%, 1/01/44
140	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/23 at 100.00	BBB–	147,328
	New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
40	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of	7/24 at 100.00	BBB–	42,773
	New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
355	Total Long-Term Care			370,268
	Tax Obligation/General – 9.8% (9.4% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	A	102,407
	Series 2011, 3.000%, 9/01/16
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA	10,551
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds,	No Opt. Call	N/R	152,208
	Series 2006, 5.000%, 12/01/15 – AMBAC Insured
	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds,
	Series 2007:
50	5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	50,731
150	5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	157,794
200	Monroe Township Board of Education of Gloucester County, New Jersey, General Obligation Bond,	No Opt. Call	AA–	207,168
	Refunding Series 2014, 3.000%, 3/01/17
45	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	45,197
	Refunding Series 2011, 4.000%, 9/15/15
110	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	124,674
	Refunding Series 2015, 5.000%, 3/01/38
20	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	22,496
	Refunding Series 2014A, 5.000%, 1/01/37
500	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	592,060
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	31,497
	4.000%, 2/01/17
350	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation	No Opt. Call	N/R	350,000
	Bonds, Refunding School Series 2014, 3.000%, 8/01/15
25	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	26,086
	Series 2014, 3.000%, 9/01/17
100	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	112,251
80	The Board of Education of the Township of Mount Olive, Morris County, New Jersey School Bonds,	No Opt. Call	AA	80,626
	Refunding Series 2014, 2.000%, 1/15/16
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	163,367
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	188,272
	Bonds, Series 2011A, 5.000%, 6/15/41
25	Washington Borough, Warren County, New Jersey, General Obligation Bonds, Series 2008, 4.500%,	No Opt. Call	A2	26,456
	3/01/17 – AGM Insured
2,265	Total Tax Obligation/General			2,443,841
	Tax Obligation/Limited – 28.1% (27.0% of Total Investments)
250	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	AA	256,595
	County Guaranteed, Refunding Series 2014, 3.000%, 8/15/16
270	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	332,143
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	699,880
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
250	5.000%, 6/15/25	6/22 at 100.00	BBB+	272,548
400	5.000%, 6/15/28	No Opt. Call	BBB+	428,956
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	747,866
	Transformation Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A–	2,216,298
	Transformation Program, Series 2009A, 5.750%, 10/01/31
2,590	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	663,765
	0.000%, 12/15/39
110	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile	No Opt. Call	Aa1	247,265
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019, 23.912%,
	5/01/30 (IF) (4)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/19 at 100.00	BBB	1,056,850
	Series 2009A-1, 5.000%, 10/01/39
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	113,566
	Series 2010A, 5.000%, 10/01/29
8,305	Total Tax Obligation/Limited			7,035,732
	Transportation – 10.8% (10.4% of Total Investments)
250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	250,858
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
150	4.125%, 1/01/39	1/24 at 100.00	A1	156,114
200	5.000%, 1/01/44	1/24 at 100.00	A1	222,936
300	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB	336,762
	District Project, Series 2012, 5.000%, 1/01/27
190	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	207,151
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
80	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	89,416
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
200	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration	No Opt. Call	A	201,156
	Section 5307 Urbanized Area Formula Funds, Series 2014A, 5.000%, 9/15/15
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
35	6.500%, 1/01/16	No Opt. Call	A3	35,901
10	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	10,257
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	842,441
315	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	354,211
	Ninth Series 2013, 5.000%, 12/01/43
2,495	Total Transportation			2,707,203
	U.S. Guaranteed – 5.6% (5.3% of Total Investments) (5)
140	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.500%,	No Opt. Call	Aaa	146,404
	6/15/16 – AGC Insured (ETM)
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A– (5)	1,043,418
	Center, Series 2006B, 5.000%, 7/01/36 (Pre-refunded 7/01/16)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
35	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (5)	35,925
85	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	87,246
45	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	46,189
30	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	30,793
1,335	Total U.S. Guaranteed			1,389,975
	Utilities – 1.4% (1.4% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	362,238
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
$ 25,685	Total Municipal Bonds (cost $23,448,054)			25,486,152

Shares	Description (1)			Value
	COMMON STOCKS – 2.4% (2.3% of Total Investments)

	Airlines – 2.4% (2.3% of Total Investments)
15,008	American Airlines Group Inc., (6)			$ 601,821
	Total Common Stocks (cost $207,228)			601,821
	Total Long-Term Investments (cost $23,655,282)			26,087,973
	Floating Rate Obligations – (6.0)%			(1,500,000)
	Other Assets Less Liabilities – 1.7%			416,082
	Net Assets Applicable to Common Shares – 100%			$ 25,004,055

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$25,486,152	$ —	$25,486,152
Common Stocks	601,821	—	—	601,821
Total	$601,821	$25,486,152	$ —	$26,087,973

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $22,065,498.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$2,560,056
Depreciation	(37,581)
Net unrealized appreciation (depreciation) of investments	$2,522,475

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s,
Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated
N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015